Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Loans Receivable [Member]
Loan Receivables [Line Items]
Schedule of Loan Receivables
	As of	As of
	March 31, 2025	March 31, 2024
	USD	USD

Loan receivables	11,941,378	—
Allowance for uncollectible loan receivables	—	—
Loan receivables, net	11,941,378	—
Loan receivables – current	11,941,378	—
Loan receivables – non-current	—	—